Earnings per share - Summary of earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
	May 01, 2019	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Earnings per share [abstract]
Profit attributable to equity holders of Shinhan Financial Group		₩ 4,642,292		₩ 4,019,254		₩ 3,414,595
Less:
Dividends to hybrid bonds		(156,277)		(116,388)		(85,327)
Net profit available for common stock		₩ 4,486,015		₩ 3,902,866		₩ 3,329,268
Weighted average number of common shares outstanding	508,784,869	530,638,621	[1],[2]	534,049,948	[1],[2]	500,343,324	[1],[2]
Basic and diluted earnings per share in won		₩ 8,454		₩ 7,308		₩ 6,654

[1]	The number of basic ordinary shares outstanding is 508,784,869 shares and the above weighted-average stocks are calculated by reflecting treasury stocks issued and 17,482,000 shares of convertible preferred shares issued on May 1, 2019.
[2]	Treasury stock has retired on June 1, 2020.